LVIP SSGA Large Cap 100 Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.75%
Aerospace & Defense–0.91%
General Dynamics	93,170	$ 12,897,523
		12,897,523
Air Freight & Logistics–1.56%
FedEx	88,514	22,263,041
		22,263,041
Airlines–2.38%
†Delta Air Lines	394,814	12,073,412
†Southwest Airlines	282,412	10,590,450
†United Airlines Holdings	322,498	11,206,806
		33,870,668
Automobiles–1.04%
†General Motors	503,162	14,888,564
		14,888,564
Banks–6.36%
Citigroup	261,723	11,282,878
Citizens Financial Group	597,402	15,102,323
Fifth Third Bancorp	737,914	15,732,326
Huntington Bancshares	1,429,362	13,107,250
KeyCorp	1,087,029	12,968,256
Regions Financial	1,200,077	13,836,888
Wells Fargo & Co.	368,167	8,655,606
		90,685,527
Beverages–0.67%
†Molson Coors Beverage Class B	283,796	9,524,194
		9,524,194
Biotechnology–1.63%
†Alexion Pharmaceuticals	123,606	14,144,235
Gilead Sciences	143,485	9,066,817
		23,211,052
Building Products–1.20%
Johnson Controls International	419,377	17,131,551
		17,131,551
Capital Markets–1.91%
Bank of New York Mellon	343,323	11,789,712
Morgan Stanley	320,138	15,478,672
		27,268,384
Chemicals–2.39%
Dow	373,592	17,577,504
LyondellBasell Industries Class A	234,778	16,549,501
		34,127,005
Communications Equipment–1.59%
†Arista Networks	57,029	11,801,011
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
Cisco Systems	275,612	$ 10,856,357
		22,657,368
Consumer Finance–2.64%
Ally Financial	745,232	18,682,966
Synchrony Financial	721,559	18,883,199
		37,566,165
Containers & Packaging–1.08%
International Paper	380,597	15,429,402
		15,429,402
Distributors–1.17%
Genuine Parts	174,831	16,638,666
		16,638,666
Diversified Telecommunication Services–0.76%
AT&T	378,731	10,797,621
		10,797,621
Electric Utilities–3.40%
Duke Energy	148,529	13,153,728
Edison International	211,103	10,732,477
Exelon	308,394	11,028,169
PPL	500,034	13,605,925
		48,520,299
Electrical Equipment–2.17%
Eaton	149,164	15,219,203
Emerson Electric	240,017	15,737,915
		30,957,118
Electronic Equipment, Instruments & Components–1.21%
Corning	531,142	17,214,312
		17,214,312
Equity Real Estate Investment Trusts–6.62%
†Host Hotels & Resorts	957,461	10,331,004
Medical Properties Trust	746,334	13,157,869
Omega Healthcare Investors	420,766	12,597,734
VEREIT	2,389,539	15,532,004
VICI Properties	811,267	18,959,310
Vornado Realty Trust	313,716	10,575,366
WP Carey	201,701	13,142,837
		94,296,124
Food & Staples Retailing–0.59%
Walgreens Boots Alliance	235,261	8,450,575
		8,450,575
Food Products–4.81%
Archer-Daniels-Midland	329,056	15,297,813
Conagra Brands	400,353	14,296,606
General Mills	220,144	13,578,482
JM Smucker	100,404	11,598,670
LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Kraft Heinz	461,979	$ 13,836,271
		68,607,842
Health Care Equipment & Supplies–0.96%
Medtronic	132,185	13,736,665
		13,736,665
Health Care Providers & Services–7.89%
AmerisourceBergen	133,258	12,915,365
Anthem	53,944	14,488,819
†Centene	218,289	12,732,797
Cigna	72,280	12,244,955
CVS Health	195,785	11,433,844
Humana	45,427	18,801,781
Quest Diagnostics	133,981	15,339,485
†Universal Health Services Class B	135,895	14,543,483
		112,500,529
Hotels, Restaurants & Leisure–3.00%
†Carnival	776,261	11,783,642
†Las Vegas Sands	236,739	11,046,242
†Royal Caribbean Cruises	308,576	19,974,124
		42,804,008
Household Durables–4.99%
DR Horton	323,062	24,433,179
Lennar Class A	298,467	24,378,785
PulteGroup	481,201	22,274,794
		71,086,758
Insurance–3.01%
MetLife	384,690	14,298,927
Principal Financial Group	358,704	14,445,010
Prudential Financial	223,746	14,212,346
		42,956,283
IT Services–2.82%
Cognizant Technology Solutions Class A	229,176	15,909,398
International Business Machines	100,678	12,249,492
Leidos Holdings	135,638	12,092,128
		40,251,018
Leisure Products–0.98%
Hasbro	168,285	13,920,535
		13,920,535
Machinery–4.82%
Caterpillar	104,939	15,651,652
Cummins	85,395	18,032,008
PACCAR	186,526	15,906,937
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Stanley Black & Decker	117,659	$ 19,084,290
		68,674,887
Media–3.34%
Comcast Class A	306,624	14,184,426
Fox Class A	476,459	13,259,854
ViacomCBS Class B	720,118	20,170,505
		47,614,785
Metals & Mining–1.05%
Nucor	332,147	14,900,114
		14,900,114
Multiline Retail–1.17%
Target	105,752	16,647,480
		16,647,480
Multi-Utilities–2.06%
CenterPoint Energy	779,303	15,079,513
Public Service Enterprise Group	260,456	14,301,639
		29,381,152
Oil, Gas & Consumable Fuels–3.20%
Exxon Mobil	300,299	10,309,265
Occidental Petroleum	992,862	9,938,549
Phillips 66	232,994	12,078,409
Valero Energy	306,520	13,278,446
		45,604,669
Pharmaceuticals–1.84%
Bristol-Myers Squibb	216,097	13,028,488
Pfizer	358,279	13,148,839
		26,177,327
Road & Rail–1.14%
Norfolk Southern	75,731	16,205,677
		16,205,677
Semiconductors & Semiconductor Equipment–7.03%
Analog Devices	113,527	13,253,142
Applied Materials	235,229	13,984,364
Broadcom	49,991	18,212,721
Intel	202,952	10,508,854
†Maxim Integrated Products	221,101	14,948,639
†Micron Technology	245,902	11,547,558
Skyworks Solutions	121,866	17,731,503
		100,186,781
Software–1.83%
NortonLifeLock	612,123	12,756,644
Oracle	222,006	13,253,758
		26,010,402

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–1.64%
Hewlett Packard Enterprise	1,190,034	$ 11,150,619
NetApp	277,342	12,158,673
		23,309,292
Tobacco–0.89%
Altria Group	327,983	12,673,263
		12,673,263
Total Common Stock (Cost $1,233,806,343)		1,421,644,626

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.05%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	726,986	$ 726,986
Total Money Market Fund (Cost $726,986)		726,986

TOTAL INVESTMENTS–99.80% (Cost $1,234,533,329)	1,422,371,612
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	2,842,287
NET ASSETS APPLICABLE TO 127,847,092 SHARES OUTSTANDING–100.00%	$1,425,213,899

† Non-income producing.

The following futures contracts were outstanding at September 30, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
26	E-mini S&P 500 Index	$4,357,600	$4,352,216	12/18/20	$5,384	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,421,644,626	$—	$—	$1,421,644,626
Money Market Fund	726,986	—	—	726,986
Total Investments	$1,422,371,612	$—	$—	$1,422,371,612
Derivatives:

Assets:
Futures Contract	$5,384	$—	$—	$5,384
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Large Cap 100 Fund–4

LVIP SSGA Large Cap 100 Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA Large Cap 100 Fund–5